GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: -	GENERAL

a.
RADCOM Ltd. (the "Company") is an Israeli corporation which provides service assurance and customer experience management solutions for Communication Service Providers ("CSP"). The Company's solutions support the CSPs ongoing needs to monitor their networks (fixed and mobile) and assure the delivery of a quality service to their subscribers; both on virtual ("NFV") networks and non-virtual networks. The Company specializes in solutions for next- mobile and fixed networks, including LTE, VoLTE, IMS, VoIP, WiFi, VoWiFi and mobile broadband. The Company's comprehensive, carrier-grade solutions, are designed for big data analytics on terabit networks, and are used to enhance customer care management, network operations, engineering capabilities, network service management, network planning and marketing. The Company's shares (the "Ordinary Shares") are listed on the NASDAQ Capital Market under the symbol RDCM.

In February 2014, the Company's MaveriQ solution, a software probe based solution, which replaced the OmniQ solution, a hardware-based solution, officially launched and sales commenced. Since 2015, the Company enhanced its research and development efforts in developing solutions to support NFV and remove dependencies from proprietary hardware-based devices.

The Company has wholly-owned subsidiaries in the United States and Brazil, that are primarily engaged in the sales, marketing, deployment and customer support of the Company's products in North America and Brazil, respectively. The Company has also a wholly owned subsidiary in India, which primarily provides marketing services and customer support services worldwide.

b.
The Company has an accumulated deficit of $56,104 as of December 31, 2016. In addition, in 2016 the Company generated positive cash flow of $9,451 from its operating activities. The Company believes that its existing capital resources and expected cash flows from operations will be adequate to satisfy its expected liquidity requirements at least for the next 12 months.

c.
In December 2015, the Company entered to a multi-year sales agreement with Amdocs Software Systems Limited (“Amdocs”) for the resale of MaveriQ to AT&T, a leading North American Tier-1 telecom operator (the “AT&T Engagement”). During 2016, the Company signed expansion agreements, as well as multi-year maintenance agreements with Amdocs in connection with the AT&T Engagement. As of December 31, 2016, the Company recognized $18,310 pursuant to the AT&T Engagement and its related agreements, which represents 62% of the total consolidated revenues of the Company (see also Note 11d).

The Company depends on a limited number of contract customers for selling its solution. If these customers become unable or unwilling to continue to buy the Company's solution, it could adversely affect the Company's results of operations and financial position (see also Note 10b3).

The loss of any significant customer, a significant decrease in business from any such customer or a reduction in customer revenue due to adverse changes in the market, economic or competitive conditions or other factors could have a material adverse effect on the company’s business, results of operations and financial condition.

   d.   Follow-on Public Offering:

On May 4, 2016, a "shelf" registration statement covering the public sale of up to $50,000 of the Company’s Ordinary Shares was declared effective by the U.S. Securities and Exchange Commission ("SEC").

On May 25, 2016, the Company closed its follow-on public offering (as further described in Note 9b) at a price of $11.00 per share. Upon the closing of the follow-on public offering, the Company issued 2,090,909 Ordinary Shares, which included 272,727 Ordinary Shares sold pursuant to the underwriters’ exercise of the overallotment option to purchase additional Ordinary Shares, for a total consideration of approximately $21,279, net of underwriting discounts, commissions and other offering expenses of $1,721 payable by the Company.